SUPPLEMENT DATED MARCH 30, 2001
                  TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS REFERENCED BELOW

    Stock Funds                              Money Market Funds
    -----------                              ------------------
    CDC Nvest Select Fund                    Nvest Cash Management Trust -
                                             Money Market Series
    CDC Nvest Mid Cap Growth Fund            Nvest Tax Exempt Money Market Trust

On May 1, 2001, the names of the Distributor, the Investment Adviser and the Money Market Funds will change and on February 14, 2001, the name of the Administrator/Transfer Agent (for all listed funds) changed as follows:

    Former Name                              New Name
    -----------                              --------
    Nvest Funds Distributor, L.P.            CDC IXIS Asset Management
                                               Distributors, L.P.
    Nvest Funds Management, L.P.             CDC IXIS Asset Management

                                               Advisers, L.P.
    Nvest Services Company, Inc.             CDC IXIS Asset Management
                                               Services, Inc.
    Nvest Cash Management Trust              CDC Nvest Cash Management Trust
        - Money Market Series                  - Money Market Series
    Nvest Tax Exempt Money Market Trust      CDC Nvest Tax Exempt Money
                                               Market Trust

--------------------------------------------------------------------------------

                    NOTICE OF PRIVACY POLICIES AND PRACTICES
                  (This is not part of the supplement above.)

Nvest(1) is dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers2 . We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

Nvest collects personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                               Information Shared

It is the position of Nvest that the information we collect, as described above, may be shared with its corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. Nvest does not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. However, we may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements.

                             Policies and Practices

Only those Nvest employees that have a business need for personally identifiable data about our customers are given access to that information. Nvest maintains physical, electronic, and procedural safeguards that comply with federal standards to protect your nonpublic personal information.

1 For purposes of this notice Nvest includes Nvest Funds, Nvest Funds Distributors L.P., CDC IXIS Asset Management Services, Inc., Kobrick Funds and their advisory affiliates which include Nvest Funds Management, L.P. and Kobrick Funds, LLC and all of their successors.

2 For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the Nvest Funds and Kobrick Funds Families and individuals who provide nonpublic personal information, but do not invest in the Funds.

                                                                      SP131-0301